Stock-Based Compensation Plans (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Stock-Based Compensation Plans
Note 9. Stock-Based Compensation

2013 Stock Incentive Plan

The Company adopted the 2013 Stock Incentive Plan (“2013 Plan”) on October 14, 2013 as amended on April 27, 2015 under which the Company may grant stock-based compensation awards to employees, directors and advisors. The total number of shares available for grant under the 2013 Plan and reserved for issuance is 20.9 million shares. All stock options were granted to employees, directors, and advisors with an exercise price equal to the fair value of the Company’s per share common stock. Following the Company’s initial public offering, the Company may grant stock-based compensation awards pursuant to the 2017 Plan (defined below) and ceased granting new awards pursuant to the 2013 Plan.

Stock options awards vest over either five, four, or three years with 50% of each award vesting based on time and 50% of each award vesting based on the achievement of certain financial targets.

Prior to the Company’s initial public offering in May 2017, the Company had certain repurchase rights on stock acquired through the exercise of a stock option that created an implicit service period and created a condition in which an optionee may not receive the economic benefits of the option until the repurchase rights are eliminated. The repurchase rights creating the implicit service period are eliminated at the earlier of an initial public offering or change of control event. Before the elimination of the repurchase rights, because an initial public offering or change of control were not probable of occurring, no compensation expense was recorded for equity awards.

The Company recognized a liability for compensation expense measured at intrinsic value when it was probable that an employee would receive benefits under the terms of the plan due to termination of employment.

Under the terms of the 2013 Plan, subsequent to the initial public offering, the Company no longer retains repurchase rights on stock acquired through the exercise of a stock option and the implicit service period was eliminated on outstanding stock options. For the three and nine months ended September 30, 2017, the Company recognized stock-based compensation expense of approximately $7.8 million and $69.2 million, respectively, related to time-based and performance-based stock options included in “Other operating expense, net” in the Condensed Consolidated Statements of Operations. Certain stock awards are expected to be settled in cash (stock appreciation rights “SAR”) and are accounted for as liability awards. At September 30, 2017, a liability of approximately $13.1 million for SARs is included in “Accrued liabilities” in the Condensed Consolidated Balance Sheets.

As of September 30, 2017 there was $12.9 million of total unrecognized compensation expense related to outstanding stock options.

A summary of the Company’s stock-based award plan activity, including stock options and SARs, for the nine month period ended September 30, 2017 is presented in the following table (underlying shares in thousands):

	Shares	Weighted-Average Exercise Price (per share)
Outstanding at December 31, 2016	13,285	$8.85
Granted	799	$20.00
Settled	(92)	$8.17
Forfeited	(938)	$8.21
Outstanding at September 30, 2017	13,054	$9.52
Vested at September 30, 2017	6,676	$8.73

The following assumptions were used to estimate the fair value of options granted during the nine month period ended September 30, 2017 using the Black-Scholes option-pricing model.

Nine Months Ended September 30, 2017
Assumptions:
Expected life of options (in years)	5.00 - 6.25
Risk-free interest rate	1.94 - 2.12%
Assumed volatility	41.2 - 45.8%
Expected dividend rate	0.00%

Concurrent with the Company’s initial public offering in May of 2017, the Company’s Board authorized the grant of 5.5 million deferred stock units (“DSU”) to all permanent employees that had not previously received stock-based awards under the 2013 Plan. The DSUs vested immediately upon grant, however contain restrictions such that the employee may not sell or otherwise realize the economic benefits of the award until certain dates through April 2019. At the date of the grant, the fair value of a DSU was determined to be $17.20 assuming a share price at the pricing date of the initial public offering of $20.00 and a discount for lack of marketability commensurate with the period of the sale restrictions. Certain DSU awards are expected to be settled in cash and carried at fair value on the balance sheet date. In the three and nine month periods ended September 30, 2017, the Company recognized expense for the DSU awards of $2.0 million and $96.8 million, respectively, included in “Other operating expense, net” in the Condensed Consolidated Statements of Operations. A liability of $5.4 million is included in “Accrued liabilities” in the Condensed Consolidated Balance Sheets as of September 30, 2017.

The following assumptions were used to estimate the fair value of DSUs at the time of grant using the Finnerty discount for lack of marketability pricing model:

Nine Months Ended September 30, 2017
Assumptions:
Average length of holding period restrictions (years)	1.42
Assumed volatility	5.15%

2017 Omnibus Incentive Plan

In May 2017, the Company’s Board approved the 2017 Omnibus Incentive Plan (“2017 Plan”). Under the terms of the Plan, the Company’s Board may grant up to 8.6 million stock based and other incentive awards. Any shares of common stock subject to outstanding awards granted under our 2013 Stock Incentive Plan that, after the effective date of the 2017 Plan, expire or are otherwise forfeited or terminated in accordance with their terms are also available for grant under the 2017 Plan. As of September 30, 2017, no awards have been granted from the 2017 Plan.

Note 15: Stock-Based Compensation Plans

A summary of the Company’s stock-based award plan activity, for the years ended December 31, 2016, 2015, and 2014, is presented in the following table (underlying shares in thousands):
Stock-based Compensation Awards
	Shares	Outstanding Weighted-Average Exercise Price (per share)	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value of In-The-Money Options (in thousands)
Outstanding at December 31, 2013	6,987	$8.16
Granted	13,722	$8.25
Settled	—	$—
Forfeited	(2,495)	$8.16
Outstanding at December 31, 2014	18,214	$8.23
Granted	1,075	$10.61
Settled	(304)	$8.33
Forfeited	(1,952)	$8.43
Outstanding at December 31, 2015	17,033	$8.36
Granted	2,427	$10.75
Settled	(1,980)	$8.18
Forfeited	(2,931)	$8.31
Converted to liability	(1,264)	$8.16
Outstanding at December 31, 2016	13,285	$8.85	7.68	$34,302
Vested at December 31, 2016	7,145	$8.62	7.50	$20,020

All stock options were granted to certain of its employees and advisors with an exercise price equal to the fair value of the Company’s per share common stock. The stock options allow each holder to purchase a specific number of common shares of the Company. Management has been granted the stock options pursuant to the 2013 Stock Incentive Plan (the “Plan”). The per-share weighted average fair value of stock options granted or modified during the years ended December 31, 2016, 2015, and 2014 was $5.18, $5.03 and $5.06, respectively.

Stock options awards vest over either five, four, or three years with 50% of each award vesting based on time and 50% of each award vesting based on the achievement of certain financial targets. With respect to awards vesting over five years: (i) 20% of the time based portion of the award vests at the end of each calendar year, and (ii) 20% of the performance based portion of the award has the potential to vest at the end of each calendar year, contingent upon the achievement of annual or cumulative EBITDA targets. With respect to awards vesting over four years: (i) 25% of the time based portion of the award vests at the end of each calendar year, and (ii) 25% of the performance based portion of the award has the potential to vest at the end of each calendar year, contingent upon the achievement of annual or cumulative EBITDA targets. With respect to awards vesting over three years: (i) 33.33% of the time based portion of the award vests at the end of each calendar year, and (ii) 33.33% of the performance based portion of the award has the potential to vest at the end of each calendar year, contingent upon the achievement of annual or cumulative EBITDA targets. Management believes the performance targets will be met. Newly granted stock options expire ten years from the date of the grant. Upon a change of control, all unvested time-based stock options vest immediately, and unvested performance-based stock options vest if certain returns are achieved by KKR on its investment in the Company. The Company has certain repurchase rights on stock acquired through the exercise of a stock option that creates an implicit service period and creates a condition in which an optionee may not receive the economic benefits of the option until the repurchase rights are eliminated. The repurchase rights creating the implicit service period are eliminated at the earlier of an initial public offering or change of control event. Because an initial public offering or change of control is not currently probable of occurring, no compensation expense has been recorded for equity awards. The Company recognizes a liability for compensation expense measured at intrinsic value when it becomes probable that an employee will receive benefits under the terms of the plan due to termination of employment. For the years ended December 31, 2016 and 2015 the Company recognized stock compensation expense of $7.8 million and $2.4 million, respectively. For the year ended December 31, 2016 $6.4 million was recorded in “Selling and administrative expenses” and $1.4 million was recorded in “Other operating expenses, net” within the Consolidated Statements of Operations. For the year ended December 31, 2015 all stock compensation expense was recorded within “Selling and administrative expenses” in the Consolidated Statements of Operations. No stock compensation expense was recognized during the year ended December 31, 2014.

In December 2015, after considering the macroeconomic challenges the Company faced that year, including a significant decline in the price of oil, the adverse impact of foreign currency translation rates, and weakness in certain other markets, and in order to ensure that the Long-Term Incentive Plan reflected current macroeconomic conditions, the performance-based vesting conditions were modified to vest the 2015 performance vesting options for all option holders as of December 16, 2015. As a result of this modification, vested stock options at a value of $5.8 million are included in total unrecognized compensation cost as of December 31, 2016.

In February 2016, after considering the macroeconomic challenges facing the Company, including a significant decline in the price of oil, the adverse impact of foreign currency translation rates, and weakness in certain other markets, and in order to ensure that the Long-Term Incentive Plan reflected current macroeconomic conditions, the performance-based vesting conditions were modified for the vesting years remaining under the Performance Options granted prior to the date of modification. This modification impacted all option holders that held outstanding options as of February 2, 2016. As a result of this modification, stock options with a value of $17.2 million are included in total unrecognized compensation cost as of December 31, 2016.

As of December 31, 2016 $68.0 million of total unrecognized compensation cost related to stock-based compensation arrangements. Recognition of that stock compensation cost will begin at the earlier of an initial public offering or a change in control.

Valuation Assumptions

The fair value of each stock option grant under the Stock-Based Compensation Plan was estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The expected stock volatility assumption was based on an average of the historical volatility of certain of our competitors’ stocks over the expected term of the stock options. The expected option life represents the period of time that the options granted are expected to be outstanding based on management’s best estimate of the timing of a liquidity event and the contractual term of the stock option. The assumed risk-free rate over the expected life of the options was based on the U.S. Treasury yield curve in effect at the date of grant. The Company’s stock price is calculated based on a combination of the income approach and the market approach. Under the income approach, specifically the discounted cash flow method, forecast cash flows are discounted to the present value at a risk-adjusted discount rate. The valuation analyses determine discrete free cash flows over several years based on forecast financial information provided by management and a terminal value for the residual period beyond the discrete forecast, which are discounted at an appropriate rate to estimate the Company’s enterprise value. Under the market approach, specifically the guideline public company method involves selecting publicly traded companies with similar financial and operating characteristics as the Company, and calculating valuation multiples based on the guideline public company’s financial information and market data. Based on the observed valuation multiples, an appropriate multiple was selected to apply to the Company’s financial information.

The weighted-average assumptions used in the valuation of stock option awards granted or modified for the years ended December 31, 2016, 2015, and 2014 are presented in the table below.
	2016	2015	2014
Assumptions:
Exercise Price	$9.44	$9.49	$8.23
Risk-free interest rate	1.31%	1.58%	1.98%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	49.5	49.9	67.6
Expected life (in years)	5.1	4.8	6.1